UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10359

Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	November 30, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid-Cap Value Fund

Portfolio of Investment November 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.5%)
	Aerospace & Defense (4.0%)
153,176	Goodrich Corp.	10,919,917

	Biotechnology (2.2%)
284,220	Affymetrix, Inc.*	5,925,987

	Broadcasting (2.1%)
418,744	Live Nation Inc.*	5,619,544

	Computer Peripherals (1.2%)
82,900	Zebra Technologies Corp. (Class A)*	3,197,453

	Drugstore Chains (2.1%)
1,572,270	Rite Aid Corp.*	5,848,844

	Electric Utilities (10.0%)
158,790	American Electric Power Co., Inc.	7,569,519
56,376	Constellation Energy Group	5,649,439
227,980	DPL, Inc.	6,903,234
154,050	Wisconsin Energy Corp.	7,369,752
		27,491,944
	Electronic Components (2.6%)
590,624	Flextronics International Ltd. (Singapore)*	7,063,863

	Electronic Equipment/Instruments (2.6%)
208,380	Diebold, Inc.	7,076,585

	Food: Major Diversified (2.9%)
318,820	ConAgra Foods Inc.	7,976,876

	Home Furnishings (2.1%)
212,110	Newell Rubbermaid, Inc.	5,680,306

	Household/Personal Care (5.2%)
178,940	Estee Lauder Companies, Inc. (The) (Class A)	8,030,827
126,180	International Flavors & Fragrances, Inc.	6,326,665
		14,357,492
	Industrial Specialties (2.4%)
285,680	Valspar Corp. (The)	6,439,227

	Information Technology Services (2.1%)
442,510	Perot Systems Corp. (Class A)*	5,819,007

	Insurance Brokers/Services (2.7%)
298,853	Marsh & McLennan Companies, Inc.	7,507,187

	Integrated Oil (2.5%)
97,880	Hess Corp.	6,971,014

	Investment Banks/Brokers (1.8%)
50,153	Bear Stearns Companies, Inc. (The)	5,000,254

	Investment Managers (2.2%)
230,772	Invesco PLC (ADR) (United Kingdom)	6,057,765

	Medical Distributors (2.6%)
182,100	Owens & Minor, Inc.	7,151,067

	Medical Specialties (3.3%)
126,510	Beckman Coulter, Inc.	8,948,052

	Miscellaneous Manufacturing (2.7%)
215,390	Pentair, Inc.	7,306,029

	Office Equipment/Supplies (2.4%)
174,040	Pitney Bowes Inc.	6,700,540

	Oil & Gas Pipelines (2.3%)
394,020	El Paso Corp.	6,335,842

	Oil & Gas Production (2.6%)
144,750	Newfield Exploration Co.*	7,215,788

	Other Consumer Services (4.0%)
88,976	Apollo Group, Inc. (Class A)*	6,808,444
520,110	Orbitz Worldwide, Inc.*	4,160,880
		10,969,324
	Other Consumer Specialties (2.0%)
72,554	Fortune Brands, Inc.	5,561,264

	Property - Casualty Insurers (8.5%)
129,680	ACE Ltd. (Cayman Islands)	7,758,754
180,376	Allied World Assurance Holdings Ltd.	8,347,801
251,800	Aspen Insurance Holdings Ltd. (Bermuda)	7,251,840
		23,358,395
	Pulp & Paper (2.5%)
904,600	DOMTAR CORP	6,874,960

	Regional Banks (2.5%)
85,649	Northern Trust Corp.	6,936,713

	Savings Banks (3.2%)
569,500	Hudson City Bancorp, Inc.	8,667,790

	Services to the Health Industry (4.7%)
360,966	HEALTHSOUTH Corp.*	7,157,956
218,900	Omnicare, Inc.	5,577,572
		12,735,528
	Specialty Stores (2.1%)
329,140	Office Depot, Inc.*	5,641,460

	Trucks/Construction/Farm Machinery (2.3%)
335,687	Tata Motors Ltd (ADR) (India)	6,267,276

	TOTAL COMMON STOCKS (Cost $0)	269,623,293

	Investment Trusts/Mutual Funds (2.2%)
132,200	Market Vectors Gold Miners	6,108,962

NUMBER OF SHARES (000)			VALUE
	SHORT-TERM INVESTMENT (b) (2.2%)
	Investment Company
6,147	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class		6,146,703

	TOTAL INVESTMENTS (Cost $0)	103.0%	281,878,958
	LIABILITIES IN EXCESS OF OTHER ASSETS	(3.0)	(8,180,227)
	NET ASSETS	100.0%	$273,698,731

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	See Note 4 to the financial statements regarding Investments in Morgan Stanley Liquidity Money Market Portfolio - Institutional Class.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008